Aristotle High Yield Bond Fund

Schedule of Investments
as of June 30, 2023 (Unaudited)

	CORPORATE BONDS - 77.5%	Principal Amount	Value
	Communications - 9.2%
	Altice France Holding SA
	10.500%, 05/15/2027	$200,000	$121,337
	Altice France SA
	8.125%, 02/01/2027	200,000	173,405
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.375%, 06/01/2029	265,000	239,832
	6.375%, 09/01/2029	240,000	226,378
	4.750%, 03/01/2030	1,825,000	1,562,171
	4.250%, 02/01/2031	300,000	242,961
	Clear Channel Outdoor Holdings, Inc.
	5.125%, 08/15/2027	425,000	386,415
	CSC Holdings LLC
	5.250%, 06/01/2024	300,000	279,362
	11.250%, 05/15/2028	200,000	194,183
	6.500%, 02/01/2029	690,000	558,476
	5.750%, 01/15/2030	400,000	189,434
	DISH Network Corp.
	11.750%, 11/15/2027	975,000	952,616
	Frontier Communications Holdings LLC
	5.875%, 10/15/2027	125,000	114,843
	5.000%, 05/01/2028	375,000	323,916
	8.625%, 03/15/2031	200,000	193,742
	Level 3 Financing, Inc.
	4.625%, 09/15/2027	630,000	439,102
	3.625%, 01/15/2029	195,000	117,186
	10.500%, 05/15/2030	82,000	83,275
	Lumen Technologies, Inc.
	4.000%, 02/15/2027	375,000	279,883
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.000%, 08/15/2027	275,000	250,007
	4.250%, 01/15/2029	215,000	180,905
	Uber Technologies, Inc.
	4.500%, 08/15/2029	485,000	447,302
	Virgin Media Finance PLC
	5.000%, Perpetual Maturity	550,000	438,408
	Total Communications		7,995,139

	Consumer Discretionary - 19.7%
	1011778 BC ULC / New Red Finance, Inc.
	3.500%, 02/15/2029	665,000	583,821
	4.000%, 10/15/2030	700,000	599,922
	Allied Universal Holdco LLC / Allied Universal Finance Corp.
	9.750%, 07/15/2027	950,000	841,119
	American Airlines 2016-1 Class B Pass Through Trust
	5.250%, Series 2016-1, 01/15/2024	81,020	79,827
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	5.750%, 04/20/2029	705,000	685,174
	Boyd Gaming Corp.
	4.750%, 06/15/2031	962,000	860,416
	Caesars Entertainment, Inc.
	8.125%, 07/01/2027	325,000	332,993
	4.625%, 10/15/2029	900,000	786,700
	Cedar Fair LP
	5.250%, 07/15/2029	1,040,000	946,987
	Churchill Downs, Inc.
	6.750%, 05/01/2031	350,000	346,500
	Clarios Global LP / Clarios US Finance Co.
	6.250%, 05/15/2026	245,000	243,703
	6.750%, 05/15/2028	275,000	274,328
	Empire Resorts, Inc.
	7.750%, 11/01/2026	200,000	161,734
	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
	4.625%, 01/15/2029	425,000	373,352
	6.750%, 01/15/2030	255,000	217,264
	First Student Bidco, Inc. / First Transit Parent, Inc.
	4.000%, Perpetual Maturity	485,000	411,406
	Ford Motor Co.
	3.250%, 02/12/2032	1,525,000	1,201,096
	6.100%, 08/19/2032	144,000	139,699
	Ford Motor Credit Co. LLC
	6.800%, 05/12/2028	200,000	200,400
	Garda World Security Corp.
	7.750%, 02/15/2028	600,000	596,214
	Hertz Corp.
	5.000%, 12/01/2029	410,000	339,431
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
	5.000%, 06/01/2029	265,000	235,426
	4.875%, 07/01/2031	570,000	478,798
	Jacobs Entertainment, Inc.
	6.750%, 02/15/2029	415,000	371,819
	Las Vegas Sands Corp.
	3.900%, 08/08/2029	750,000	670,133
	LBM Acquisition LLC
	6.250%, 01/15/2029	460,000	381,168
	LGI Homes, Inc.
	4.000%, 07/15/2029	575,000	479,235
	MajorDrive Holdings IV LLC
	6.375%, 06/01/2029	945,000	751,403
	Marriott Ownership Resorts, Inc.
	4.750%, 01/15/2028	590,000	531,758
	Royal Caribbean Cruises Ltd.
	11.625%, 08/15/2027	100,000	108,838
	9.250%, 01/15/2029	325,000	346,560
	7.250%, 01/15/2030	325,000	329,467
	SeaWorld Parks & Entertainment, Inc.
	5.250%, 08/15/2029	475,000	425,617
	Six Flags Entertainment Corp.
	5.500%, 04/15/2027	590,000	556,127
	STL Holding Co. LLC
	7.500%, 02/15/2026	600,000	552,289
	Viking Cruises Ltd.
	6.250%, 05/15/2025	315,000	309,056
	9.125%, 07/15/2031	350,000	353,843
	Viking Ocean Cruises Ship VII Ltd.
	5.625%, 02/15/2029	50,000	45,795
	Total Consumer Discretionary		17,149,418

	Consumer Staples - 4.1%
	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
	5.875%, 02/15/2028	825,000	802,561
	3.500%, 03/15/2029	50,000	43,330
	Chobani LLC / Chobani Finance Corp., Inc.
	4.625%, 11/15/2028	600,000	546,831
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
	5.500%, 01/15/2030	250,000	240,013
	Performance Food Group, Inc.
	4.250%, 08/01/2029	485,000	432,298
	Pilgrim's Pride Corp.
	4.250%, 04/15/2031	525,000	450,704
	Post Holdings, Inc.
	4.625%, 04/15/2030	755,000	662,463
	US Foods, Inc.
	4.625%, Perpetual Maturity	460,000	412,732
	Total Consumer Staples		3,590,932

	Energy - 9.0%
	Antero Midstream Partners LP / Antero Midstream Finance Corp.
	5.375%, 06/15/2029	1,035,000	962,738
	Archrock Partners LP / Archrock Partners Finance Corp.
	6.250%, 04/01/2028	100,000	94,030
	Ascent Resources Utica Holdings LLC / ARU Finance Corp.
	5.875%, 06/30/2029	400,000	357,272
	Callon Petroleum Co.
	7.500%, 06/15/2030	425,000	401,554
	Civitas Resources, Inc.
	8.375%, 07/01/2028	25,000	25,314
	8.750%, 07/01/2031	25,000	25,376
	CQP Holdco LP / BIP-V Chinook Holdco LLC
	5.500%, 06/15/2031	365,000	326,136
	DT Midstream, Inc.
	4.300%, 04/15/2032	500,000	433,484
	Endeavor Energy Resources LP / EER Finance, Inc.
	5.750%, 01/30/2028	725,000	709,840
	EQM Midstream Partners LP
	6.000%, 07/01/2025	28,000	27,716
	6.500%, 07/01/2027	210,000	207,328
	5.500%, 07/15/2028	150,000	142,067
	Genesis Energy LP / Genesis Energy Finance Corp.
	7.750%, 02/01/2028	315,000	299,977
	8.875%, 04/15/2030	25,000	24,448
	ITT Holdings LLC
	6.500%, 08/01/2029	385,000	324,840
	Range Resources Corp.
	4.750%, 02/15/2030	425,000	381,338
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
	6.000%, 12/31/2030	485,000	427,886
	Tap Rock Resources LLC
	7.000%, 10/01/2026	490,000	505,141
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
	4.000%, 01/15/2032	825,000	714,277
	USA Compression Partners LP / USA Compression Finance Corp.
	6.875%, 09/01/2027	325,000	310,664
	Venture Global Calcasieu Pass LLC
	3.875%, 08/15/2029	475,000	396,391
	6.250%, 01/15/2030	25,000	24,822
	4.125%, 08/15/2031	125,000	107,672
	Venture Global LNG, Inc.
	8.125%, 06/01/2028	325,000	330,445
	8.375%, 06/01/2031	250,000	252,377
	Total Energy		7,813,133

	Financials - 3.9%
	Avolon Holdings Funding Ltd.
	2.875%, 02/15/2025	700,000	651,368
	Howard Hughes Corp.
	5.375%, 08/01/2028	890,000	793,319
	Iron Mountain Information Management Services, Inc.
	5.000%, 07/15/2032	125,000	108,091
	Iron Mountain, Inc.
	4.875%, 09/15/2029	405,000	362,895
	4.500%, 02/15/2031	75,000	64,510
	OneMain Finance Corp.
	3.875%, 09/15/2028	315,000	257,796
	5.375%, 11/15/2029	195,000	165,966
	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
	4.875%, 05/15/2029	475,000	409,818
	VICI Properties LP / VICI Note Co., Inc.
	4.625%, 12/01/2029	640,000	581,613
	Total Financials		3,395,376

	Health Care - 5.0%
	Avantor Funding, Inc.
	4.625%, 07/15/2028	460,000	426,798
	3.875%, 11/01/2029	50,000	43,821
	Bausch Health Cos., Inc.
	4.875%, 06/01/2028	450,000	268,398
	11.000%, 09/30/2028	296,000	210,989
	Charles River Laboratories International, Inc.
	4.250%, 05/01/2028	297,000	272,205
	3.750%, 03/15/2029	100,000	88,095
	4.000%, 03/15/2031	350,000	304,363
	CHS/Community Health Systems, Inc.
	5.625%, 03/15/2027	550,000	485,211
	4.750%, 02/15/2031	180,000	136,242
	Medline Borrower LP
	3.875%, 04/01/2029	550,000	478,504
	Option Care Health, Inc.
	4.375%, 10/31/2029	485,000	427,378
	Select Medical Corp.
	6.250%, 08/15/2026	360,000	354,243
	Tenet Healthcare Corp.
	4.625%, 06/15/2028	75,000	70,129
	6.125%, 10/01/2028	195,000	187,914
	4.250%, 06/01/2029	265,000	239,663
	4.375%, 01/15/2030	190,000	171,638
	6.750%, 05/15/2031	200,000	200,737
	Total Health Care		4,366,328

	Industrials - 11.3%
	BWX Technologies, Inc.
	4.125%, 04/15/2029	785,000	709,640
	Chart Industries, Inc.
	7.500%, 01/01/2030	175,000	178,763
	9.500%, 01/01/2031	300,000	318,605
	Emerald Debt Merger Sub LLC
	6.625%, 12/15/2030	300,000	297,750
	GFL Environmental, Inc.
	3.750%, 08/01/2025	300,000	285,681
	3.500%, 09/01/2028	540,000	481,164
	4.750%, 06/15/2029	350,000	320,172
	4.375%, 08/15/2029	170,000	151,543
	Husky III Holding Ltd.
	13.000% Cash or 13.750% PIK, 02/15/2025	825,000	752,812
	Madison IAQ LLC
	4.125%, 06/30/2028	190,000	167,474
	5.875%, 06/30/2029	115,000	93,283
	OT Merger Corp.
	7.875%, 10/15/2029	765,000	478,994
	PECF USS Intermediate Holding III Corp.
	8.000%, 11/15/2029	350,000	197,271
	Pentair Finance Sarl
	5.900%, 07/15/2032	750,000	756,770
	Sensata Technologies BV
	4.000%, 04/15/2029	150,000	133,678
	Sensata Technologies, Inc.
	4.375%, 02/15/2030	550,000	492,331
	3.750%, 02/15/2031	250,000	214,098
	Spirit AeroSystems, Inc.
	9.375%, 11/30/2029	475,000	509,117
	SPX FLOW, Inc.
	8.750%, 04/01/2030	975,000	878,619
	TK Elevator Holdco GmbH
	7.625%, 07/15/2028	550,000	499,612
	TK Elevator US Newco, Inc.
	5.250%, 07/15/2027	285,000	263,643
	TransDigm UK Holdings PLC
	6.875%, 05/15/2026	500,000	495,962
	TransDigm, Inc.
	6.250%, 03/15/2026	240,000	239,043
	5.500%, 11/15/2027	250,000	236,090
	6.750%, 08/15/2028	325,000	326,638
	4.875%, 05/01/2029	440,000	393,566
	Total Industrials		9,872,319

	Materials - 9.2%
	ARD Finance SA
	6.500% Cash or 7.250% PIK, 06/30/2027	297,686	241,610
	Clydesdale Acquisition Holdings, Inc.
	6.625%, 04/15/2029	225,000	214,841
	8.750%, 04/15/2030	225,000	198,860
	Herens Holdco Sarl
	4.750%, 05/15/2028	400,000	310,398
	INEOS Quattro Finance 2 PLC
	3.375%, 01/15/2026	525,000	479,604
	JW Aluminum Continuous Cast Co.
	10.250%, 06/01/2026	80,000	79,497
	LABL, Inc.
	6.750%, 07/15/2026	125,000	123,035
	10.500%, 07/15/2027	250,000	240,325
	5.875%, 11/01/2028	585,000	533,143
	9.500%, 11/01/2028	25,000	25,466
	8.250%, 11/01/2029	170,000	142,481
	Mauser Packaging Solutions Holding Co.
	7.875%, 08/15/2026	75,000	74,594
	9.250%, 04/15/2027	815,000	753,203
	Novelis Corp.
	4.750%, 01/30/2030	485,000	431,486
	3.875%, 08/15/2031	275,000	226,609
	Owens-Brockway Glass Container, Inc.
	7.250%, 05/15/2031	50,000	50,688
	Perenti Finance Pty Ltd.
	6.500%, 10/07/2025	615,000	602,699
	Sealed Air Corp.
	6.875%, 07/15/2033	250,000	259,691
	Sealed Air Corp./Sealed Air Corp. US
	6.125%, 02/01/2028	350,000	347,801
	South32 Treasury Ltd.
	4.350%, 04/14/2032	660,000	579,744
	SPCM SA
	3.375%, 03/15/2030	485,000	403,886
	Standard Industries, Inc.
	4.750%, 01/15/2028	615,000	573,332
	4.375%, 07/15/2030	145,000	125,715
	3.375%, 01/15/2031	75,000	60,461
	TMS International Corp.
	6.250%, 04/15/2029	725,000	609,747
	Windsor Holdings III LLC
	8.500%, 06/15/2030	300,000	298,971
	Total Materials		7,987,887

	Technology - 4.0%
	Ciena Corp.
	4.000%, 01/31/2030	670,000	584,341
	CommScope, Inc.
	6.000%, 03/01/2026	150,000	139,975
	8.250%, 03/01/2027	435,000	348,599
	CoreLogic, Inc.
	4.500%, 05/01/2028	460,000	371,379
	Entegris Escrow Corp.
	5.950%, 06/15/2030	490,000	470,217
	Entegris, Inc.
	4.375%, 04/15/2028	390,000	353,293
	3.625%, 05/01/2029	150,000	129,411
	MPH Acquisition Holdings LLC
	5.750%, 11/01/2028	450,000	339,246
	Open Text Corp.
	3.875%, 12/01/2029	170,000	142,255
	Open Text Holdings, Inc.
	4.125%, 12/01/2031	540,000	443,419
	Rackspace Technology Global, Inc.
	3.500%, 02/15/2028	265,000	119,533
	Total Technology		3,441,668

	Utilities - 2.1%
	Calpine Corp.
	5.125%, 03/15/2028	740,000	661,399
	Vistra Operations Co. LLC
	5.500%, 09/01/2026	170,000	163,735
	5.000%, 07/31/2027	325,000	304,498
	4.375%, 05/01/2029	800,000	701,485
	Total Utilities		1,831,117
	TOTAL CORPORATE BONDS (Cost $73,036,243)		67,443,317

	ASSET BACKED SECURITIES - 0.2%
	American Airlines Group, Inc.
	3.950%, Series B, 07/11/2030	191,000	167,606
	TOTAL ASSET BACKED SECURITIES (Cost $155,091)		167,606

	BANK LOANS - 4.5%
	Consumer Discretionary - 1.6%
	Great Outdoors Group LLC
	Senior Secured First Lien, 8.904% (1 Month LIBOR USD + 3.750%), 03/06/2028 (a)	497,468	494,358
	MIC Glen LLC
	Senior Secured Second Lien, 11.590% (1 Month LIBOR USD + 6.750%), 07/20/2029 (a)(e)	250,000	232,084
	SRS Distribution, Inc.
	Senior Secured First Lien, 8.654% (1 Month LIBOR USD + 3.500%), 06/02/2028 (a)	498,731	485,677
	Tacala Investment Corp.
	Senior Secured Second Lien, 12.340% (1 Month LIBOR USD + 7.500%), 02/07/2028 (a)	250,000	236,875
	Total Consumer Discretionary		1,448,994

	Consumer Staples - 0.6%
	Sunshine Luxembourg VII Sarl
	Senior Secured First Lien, 8.909% (3 Month LIBOR USD + 3.750%), 10/01/2026 (a)	497,455	495,593
	Total Consumer Staples		495,593

	Health Care - 0.6%
	Gainwell Acquisition Corp.
	Senior Secured First Lien, 8.998% (3 Month LIBOR USD + 4.000%), 10/01/2027 (a)	498,724	491,867
	Total Health Care		491,867

	Industrials - 0.6%
	Roper Industrial Products Investment Co.
	Senior Secured First Lien, 9.398% (CME Term SOFR 1 Month + 4.500%), 11/22/2029 (a)	500,000	498,633
	Total Industrials		498,633

	Technology - 1.1%
	Peraton Corp.
	Senior Secured First Lien, 9.003% (CME Term SOFR 1 Month + 3.750%), 02/01/2028 (a)	497,408	489,681
	Polaris Newco LLC
	Senior Secured First Lien, 9.159% (3 Month LIBOR USD + 4.000%), 06/02/2028 (a)	497,468	459,327
	Total Technology		949,008
	TOTAL BANK LOANS (Cost $3,933,767)		3,884,095

	COLLATERALIZED LOAN OBLIGATIONS - 4.6%
	Benefit Street Partners CLO Ltd.
	11.200%, Series 2018-5BA, Class D (3 Month LIBOR USD + 5.950%), 04/20/2031 (a)	250,000	223,688
	11.960%, Series 2018-16A, Class E (3 Month LIBOR USD + 6.700%), 01/17/2032 (a)	250,000	223,595
	CarVal CLO
	11.690%, Series 2019-2A, Class E (3 Month LIBOR USD + 6.440%), 07/20/2032 (a)	525,000	470,511
	CIFC Funding Ltd.
	12.660%, Series 2019-6A, Class E (3 Month LIBOR USD + 7.400%), 01/16/2033 (a)	550,000	521,433
	Dryden Senior Loan Fund
	12.460%, Series 2018-55A, Class F (3 Month LIBOR USD + 7.200%), 04/15/2031 (a)(e)	250,000	170,058
	Magnetite CLO Ltd.
	11.610%, Series 2019-22A, Class ER (3 Month LIBOR USD + 6.350%), 04/15/2031 (a)	500,000	472,006
	Neuberger Berman CLO Ltd.
	11.450%, Series 2018-30A, Class ER (3 Month LIBOR USD + 6.200%), 01/20/2031 (a)	750,000	684,429
	11.750%, Series 2019-31A, Class ER (3 Month LIBOR USD + 6.500%), 04/20/2031 (a)	500,000	457,882
	Oak Hill Credit Partners
	11.629%, Series 2012-7A, Class ER3 (3 Month LIBOR USD + 6.250%), 02/20/2034 (a)	250,000	238,278
	Rad CLO
	11.260%, Series 2018-2A, Class ER (3 Month LIBOR USD + 6.000%), 10/15/2031 (a)	400,000	339,536
	12.710%, Series 2018-2A, Class F (3 Month LIBOR USD + 7.450%), 10/15/2031 (a)(e)	250,000	185,853
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,424,048)		3,987,269

	COMMON STOCKS - 0.0% (b)	Shares	Value
	TNT DUMMY EQUITY (c)(e)	709	5,081
	TOTAL COMMON STOCKS (Cost $264,097)		5,081

	EXCHANGE TRADED FUNDS — 3.8%
	iShares iBoxx High Yield Corporate Bond ETF	21,425	1,608,375
	SPDR Bloomberg High Yield Bond ETF	18,920	1,741,207
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,325,774)		3,349,582

	SHORT TERM INVESTMENTS - 8.1%
	U.S. Bank Money Market Deposit Account - 5.10% (d)	7,019,952	7,019,952
	TOTAL SHORT TERM INVESTMENTS (Cost $7,019,952)		7,019,952

	TOTAL INVESTMENTS - 98.7% (Cost $92,158,972)		85,856,902
	Other Assets in Excess of Liabilities - 1.3%		1,158,781
	TOTAL NET ASSETS - 100.00%		$87,015,683

	Percentages are stated as a percent of net assets.

	CLO - Collateralized Loan Obligation
	LIBOR - London Interbank Offered Rate
	PIK - Payment In Kind
	PLC - Public Limited Company
	SOFR - Secured Overnight Financing Rate
	SPDR - Standard & Poor's Depositary Receipt

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2023.

(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

(e)	These securities have been deemed illiquid pursuant to the Fund's liquidity guidelines. The value of these securities is $593,076, which represents 0.7% of total net assets.

Aristotle Funds Series Trust
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:

Aristotle Core Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$222,987,910	$-	$-	$222,987,910
	Real Estate Investment Trusts	3,053,402	-	-	3,053,402
	Short Term Investments	4,113,155	-	-	4,113,155
	Total Investments	$230,154,467	$-	$-	$230,154,467

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Core Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$691,104,303	$-	$691,104,303
	Asset-Backed Securities	-	165,271,317	-	165,271,317
	Bank Loans[1]	-	151,325,971	-	151,325,971
	Collateralized Loan Obligations	-	95,601,653	-	95,601,653
	Mortgage Backed Securities	-	49,649,429	-	49,649,429
	U.S. Treasury Obligations	-	289,824,048	-	289,824,048
	Short Term Investments	76,378,667	-	-	76,378,667
	Total Investments	$76,378,667	$1,442,776,721	$-	$1,519,155,388

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle ESG Core Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$15,287,529	$-	$15,287,529
	Asset-Backed Securities	-	3,137,065	-	3,137,065
	Collateralized Loan Obligations	-	1,633,899	-	1,633,899
	Mortgage Backed Securities	-	683,619	-	683,619
	U.S. Treasury Obligations	-	5,385,137	-	5,385,137
	Short Term Investments	499,763	-	-	499,763
	Total Investments	$499,763	$26,127,249	$-	$26,627,012

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Floating Rate Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$241,235,973	$-	$241,235,973
	Bank Loans[1]	-	3,012,234,230	-	3,012,234,230
	Exchange Traded Funds	40,332,956	-	-	40,332,956
	Short Term Investments	344,943,803	-	-	344,943,803
	Total Investments	$385,276,759	$3,253,470,203	$-	$3,638,746,962

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Growth Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$237,231,041	$-	$-	$237,231,041
	Real Estate Investment Trusts	2,755,038	-	-	2,755,038
	Short Term Investments	649,915	-	-	649,915
	Total Investments	$240,635,994	$-	$-	$240,635,994

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle High Yield Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$67,443,317	$-	$67,443,317
	Asset-Backed Securities	-	167,606	-	167,606
	Bank Loans[1]	-	3,884,095	-	3,884,095
	Collateralized Loan Obligations	-	3,987,269	-	3,987,269
	Common Stocks	-	5,081	-	5,081
	Exchange Traded Funds	3,349,582	-	-	3,349,582
	Short Term Investments	7,019,952	-	-	7,019,952
	Total Investments	$10,369,534	$75,487,368	$-	$85,856,902

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle International Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$171,988,471	$-	$-	$171,988,471
	Short Term Investments	4,014,882	-	-	4,014,882
	Total Investments	$176,003,353	$-	$-	$176,003,353

[1]	For a detailed break-out of these securities by country classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Aggressive Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$146,792,996	$-	$-	$146,792,996
	Exchange Traded Funds	123,229,459	-	-	123,229,459
	Short Term Investments	732,005	-	-	732,005
	Total Investments	$270,754,460	$-	$-	$270,754,460

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$132,026,839	$-	$-	$132,026,839
	Exchange Traded Funds	30,887,995	-	-	30,887,995
	Short Term Investments	264,382	-	-	264,382
	Total Investments	$163,179,216	$-	$-	$163,179,216

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$396,660,779	$-	$-	$396,660,779
	Exchange Traded Funds	268,546,978	-	-	268,546,978
	Short Term Investments	1,660,091	-	-	1,660,091
	Total Investments	$666,867,848	$-	$-	$666,867,848

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$169,970,495	$-	$-	$169,970,495
	Exchange Traded Funds	55,172,383	-	-	55,172,383
	Short Term Investments	351,291	-	-	351,291
	Total Investments	$225,494,169	$-	$-	$225,494,169

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$540,987,609	$-	$-	$540,987,609
	Exchange Traded Funds	220,123,503	-	-	220,123,503
	Short Term Investments	1,370,598	-	-	1,370,598
	Total Investments	$762,481,710	$-	$-	$762,481,710

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Short Duration Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$542,188,619	$-	$542,188,619
	Asset-Backed Securities	-	197,044,046	-	197,044,046
	Bank Loans[1]	-	142,057,144	-	142,057,144
	Collateralized Loan Obligations	-	79,761,860	-	79,761,860
	U.S. Treasury Obligations	-	167,702,736	-	167,702,736
	Short Term Investments	12,512,122	-	-	12,512,122
	Total Investments	$12,512,122	$1,128,754,405	$-	$1,141,266,527

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Small Cap Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$24,949,013	$-	$-	$24,949,013
	Real Estate Investment Trusts[1]	1,159,774	-	-	1,159,774
	Closed End Funds	184,368	-	-	184,368
	Exchange Traded Funds	722,133	-	-	722,133
	Short Term Investments	164,040	-	-	164,040
	Total Investments	$27,179,328	$-	$-	$27,179,328

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Small/Mid Cap Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$55,926,496	$-	$-	$55,926,496
	Real Estate Investment Trusts[1]	1,574,799	-	-	1,574,799
	Closed End Funds	474,506	-	-	474,506
	Exchange Traded Funds	405,938	-	-	405,938
	Short Term Investments	2,013,553	-	-	2,013,553
	Total Investments	$60,395,292	$-	$-	$60,395,292

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Strategic Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$1,177,623,937	$-	$1,177,623,937
	Asset-Backed Securities	-	12,358,962	-	12,358,962
	Bank Loans[1]	-	246,483,078	-	246,483,078
	Collateralized Loan Obligations	-	79,253,282	-	79,253,282
	U.S. Treasury Obligations	-	44,015,713	-	44,015,713
	Common Stocks	-	29,053	-	29,053
	Short Term Investments	73,888,376	-	-	73,888,376
	Total Investments	$73,888,376	$1,559,764,025	$-	$1,633,652,401

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Ultra Short Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$34,119,854	$-	$34,119,854
	Asset-Backed Securities	-	6,519,039	-	6,519,039
	Bank Loans[1]	-	2,705,305	-	2,705,305
	Collateralized Loan Obligations	-	10,118,524	-	10,118,524
	U.S. Treasury Obligations	-	7,667,891	-	7,667,891
	Short Term Investments	4,247,803	-	-	4,247,803
	Total Investments	$4,247,803	$61,130,613	$-	$65,378,416

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.